Investment in Life Insurance Contract, Net (Tables)	6 Months Ended
Jun. 30, 2025
Investment in Life Insurance Contract, Net [Abstract]
Schedule of Investment in Life Insurance Contract, Net

Investment in life insurance contract, net consists of the following:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Investment in life insurance contract	1,555,526	1,569,057	199,882
Allowance for expected credit losses	—	—	—
Investment in life insurance contract, net	1,555,526	1,569,057	199,882